Restricted Cash and Investments Held in Trust	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Text Block [Abstract]
Restricted Cash and Investments Held in Trust
(2)	Restricted Cash and Investments Held in Trust

We maintain various cash accounts, which are pledged as collateral under our debt agreements. We are permitted to invest funds in these accounts in short-term liquid investments. The following is a summary of restricted cash and investments held in trust:

	As of March 31, 2013	As of December 31, 2012
	($ in thousands)
Restricted cash	$38,121	$22,496
Investments Held in Trust	88,830	84,576

	$126,951	$107,072

(3) Restricted Cash and Investments Held in Trust

We maintain various cash accounts, which are pledged as collateral under our debt agreements. We are permitted to invest funds in these accounts in short-term, high quality liquid investments. The following is a summary of restricted cash and investments held in trust:

	December 31, 2012	December 31, 2011
	($ in thousands)
Restricted Cash	$22,496	$37,917
Investments Held in Trust	84,576	61,799

	$107,072	$99,716

Restricted Cash

Restricted cash consists of cash collections related to loans held in securitization trusts, pledged to our portfolio warehouse facilities, and included in bank term financings, which have been collected from customers, but have not yet been submitted either to the lenders or the securitization trustee, as appropriate.

Investments Held in Trust

We maintain cash reserve accounts on behalf of Asset-Backed Security investors in our securitizations and certain bank term financings as a form of credit enhancement. At the time loans are transferred to a trust, a portion of the proceeds from sales of notes are deposited into a reserve account that is pledged to the trusts. We may be required to make additional deposits to reserve accounts from collections on the loans to fund the reserve account to the required target percentage. Balances in the reserve accounts totaled $33.6 million and $20.0 million at December 31, 2012 and 2011, respectively. Investments held in trust also include collections related to loans held in securitization trusts and loans included in bank term financing transactions, which have been collected from customers, and submitted to the trustee, but have not yet been paid to the lenders, as appropriate.